Convertible Note Payable to Related Party	3 Months Ended	12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015
Related Party Transactions [Abstract]
Convertible Note Payable to Related Party

Note 4. Related Party Transaction

On September 1, 2015, Bloise International Corporation, a significant shareholder of the Company, converted $5,611 of accrued interest on a convertible note into 14,029 shares of our common stock.

Note 6. Convertible Note Payable to Related Party

On March 31, 2015, we issued a convertible note payable for $330,349 to Bloise International Corporation (“Bloise”), a significant shareholder of the Company. The note proceeds were used to reduce our accounts payable by the same amount. The note matures on March 31, 2017. This note is unsecured, bears interest at 10% and is convertible into shares of common stock at a rate of $0.40 per share. As discussed below, all principal on the note was fully converted and is no longer outstanding as of July 31, 2015.

The Company evaluated the terms of the notes in accordance with ASC Topic No. 815 – 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and determined that the underlying common stock is indexed to the Company’s common stock. The Company determined that the conversion features did not meet the definition of a liability and therefore did not bifurcate the conversion feature and account for it as a separate derivative liability. The Company evaluated the conversion features for a beneficial conversion feature. The effective conversion price was compared to the market price on the date of the notes and was deemed to be greater than the market value of underlying common stock at the inception of the note. As a result, we determined that no beneficial conversion feature was necessary on this note.

Conversions into Common Stock

On June 1, 2015, Bloise International Corporation elected to convert $330,349 of principal into 825,872 shares of our common stock at a rate of $0.40 per share. No gain or loss was recognized on the conversions as they occurred within the terms of the agreement that provided for conversion. As of July 31, 2015, we owed Bloise $5,611 of accrued interest on the note.